UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds Trust

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds Trust

                              43 Highlander Drive

                              Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2019

Date of reporting period:  September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

September 30, 2019 (Unaudited)

Mutual Funds (97.1%)	Shares	Value

Virtus KAR Small-Cap Growth Class I	20,845	$ 797,946
MFS New Discovery Value Class R6	47,304	747,880
Vanguard Small Cap Value Index Adm Class	12,277	679,670
Vanguard Tax-Managed Small Cap Adm Class	10,713	675,037
PIMCO StockPLUS Small Fund Class I	70,038	645,046
Wasatch Small Cap Value Class I	82,388	631,915
Alger Small Cap Focus Class I	23,321	480,640
AMG River Road Small-Mid Value Class I	56,856	440,062
T. Rowe Price New Horizons	7,098	432,354
Nationwide WCM Focused Small Cap Class I	13,806	348,327
Federated Kaufmann Small Cap Class R6	8,704	344,574
Westwood Small Cap Class I	18,510	308,375
Baron Discovery Retail	12,618	244,910

Total Mutual Funds (Cost $ 5,777,780)		6,776,736

Short-Term Securities (1.9%)

Fidelity Institutional Money Market (Cost $ 133,225)		133,225

Total Short-Term Securities		133,225

Total Investments in Securities (Cost $ 5,911,005) (99.0%)		6,909,961

Other Assets (1.0%)		67,882

Net Assets (100%)		$ 6,977,843

At September 30, 2019, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$5,777,780
Unrealized appreciation	1,046,083
Unrealized depreciation	47,127
Net unrealized appreciation (depreciation)	998,956

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments (Unaudited)

September 30, 2019

Mutual Funds (93.9%)	Shares	Value

Akre Focus Class I	23,725	$ 1,076,893
DoubleLine Shiller Enhanced CAPE Class I	63,715	986,942
Primecap Odyssey Aggressive Growth	20,344	854,645
Vanguard Tax-Managed Capital App Adm Class	5,565	852,521
Primecap Odyssey Stock	23,604	784,605
Glenmede Quant US Large Cap Core Equity	29,257	771,213
T. Rowe Price Dividend Growth	15,003	756,897
Shelton Nasdaq-100 Index Direct	39,886	753,454
Loomis Sayles Growth Class Y	39,936	685,703
Gotham Index Plus Class I	44,809	680,202
PIMCO RAE Plus Class I	93,392	664,952
Principal Blue Chip Class I	24,797	636,550
Dodge & Cox Stock	3,332	621,963
Fidelity Select Medical Tech & Devices	10,761	593,173
T. Rowe Price Blue Chip Growth	5,151	587,996
T. Rowe Price Global Technology	37,538	553,679
Thrivent Mid Cap Stock Class S	15,619	421,086

Total Mutual Funds (Cost $ 9,450,000)		12,282,474

Short-Term Securities (5.7%)

Fidelity Institutional Money Market (Cost $ 741,969)		741,969

Total Short-Term Securities		741,969

Total Investments in Securities (Cost $ 10,191,969) (99.6%)		13,024,443

Other Assets (0.4%)		57,517

Net Assets (100%)		$ 13,081,960

At September 30, 2019, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$9,450,000
Unrealized appreciation	2,885,510
Unrealized depreciation	53,036
Net unrealized appreciation (depreciation)	2,832,474

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments (Unaudited)

September 30, 2019

Mutual Funds (97.3%)	Shares	Value

MFS International Intrinsic Value Class I	9,960	$ 460,435
PIMCO StockPLUS Intl (USD Hedged) Class I	53,400	415,456
Vanguard International Growth Adm Class	4,370	398,293
Vanguard Global Minimum Volatility Adm Class	10,913	321,282
Artisan Developing World Investor	21,871	293,950
MFS Global Real Estate Class R6	15,277	276,518
Lazard Global Listed Infrastructure Class I	17,902	274,972
Hennessy Japan Small Cap Inv Class	18,540	273,283
Invesco Oppenheimer Developing Markets Class Y	6,522	272,546
Cohen & Steers Real Estate Securities Class I	15,168	271,516
T. Rowe Price Emerging Markets Stock	6,104	257,751
Brown Capital Management International Small Company Class I	14,961	248,654
Artisan International Small-Mid Cap Inv Class	18,090	246,201
AllianzGI Global Water Class I	15,139	242,681
Vanguard Materials Index Adm Class	3,535	227,567
Tweedy Browne Global Value	8102	224,190
Fidelity International Capital Appreciation	10,204	223,571
Virtus KAR Emerging Markets Small Cap Class I	18,131	220,467
Invesco Oppenheimer International Small-Mid Co. Class Y	4,500	208,530

Total Mutual Funds (Cost $ 4,756,857)		5,357,863

Short-Term Securities (2.0%)

Fidelity Institutional Money Market (Cost $ 112,736)		112,736

Total Short-term Securities		112,736

Total Investments in Securities (Cost $ 4,869,593) (99.4%)		5,470,599

Other Assets (0.7%)		35,558

Net Assets (100%)		$ 5,506,157

At September 30, 2019, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$4,756,857
Unrealized appreciation	620,690
Unrealized depreciation	19,684
Net unrealized appreciation (depreciation)	601,006

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments (Unaudited)

September 30, 2019

Mutual Funds (93.2%)	Shares	Value

Columbia Convertible Securities Class I3	16,036	$ 350,391
Vanguard Utilities Index Adm Class	4,623	333,062
PIMCO International Bond (USD Hedged) Class I	27,830	314,480
PIMCO Investment Grade Credit Bond Class I	27,638	300,702
Payden Corporate Bond	25,680	300,455
Frost Total Return Bond Inv Class	28,760	298,531
Vanguard High Dividend Yield Index Adm Class	11,046	295,473
AlphaCentric Income Opportunities Class I	22,191	285,821
T Rowe Price Global Multi-Sector Bond Inv Class	24,069	279,438
Fidelity Strategic Dividend & Income	17,806	276,704
PIMCO Income Class I	22,567	269,453
Nuveen NWQ Flexible Income Class I	11,690	258,120
Guggenheim Total Return Bond Class P	9,247	253,554
Fidelity Capital and Income	25,296	253,467
Lord Abbett Bond Debenture Class R6	31,196	250,190
Artisan High Income Advisor Class	25,432	245,677
Virtus NewFleet Multi-Sector Short Term Bond Class I	51,594	243,524
Goldman Sachs Emerging Market Debt Inv Class	19,361	239,888
Western Asset Core Plus Bond Class FI	17,352	209,781
Fidelity New Markets Income	14,084	208,163
Credit Suisse Floating Rate High Income Class I	28,732	190,207
Invesco Oppenheimer Senior Floating Rate Class Y	24,661	185,943
Doubleline Total Return Bond Fund Class I	14,453	155,374

Total Mutual Funds (Cost $ 5,720,000)		5,998,398

Short-Term Securities (4.7%)

Fidelity Institutional Money Market (Cost $ 301,079)		301,079

Total Short-term Securities		301,079

Total Investments in Securities (Cost $ 6,021,079) (97.9%)		6,299,477

Other Assets (2.1%)		134,388

Net Assets (100%)		$ 6,433,865

At September 30, 2019, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$5,720,000
Unrealized appreciation	351,526
Unrealized depreciation	73,128
Net unrealized appreciation (depreciation)	278,398

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2019:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 6,909,961	$ 13,024,443	$ 5,470,599	$ 6,299,477
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 6,909,961	$ 13,024,443	$ 5,470,599	$ 6,299,477

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: November 22, 2019